Schedule of Debt (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 22, 2022
Note Payable – Bank, $3,250,000 principle, secured by assets of FCAC	$ 7,000,000	$ 7,000,000
Long term debt	3,719,339	$ 3,967,975	$ 1,267,199
Less unamortized debt issuance costs	17,375
Less current portion	1,030,802
Long-term debt	2,671,162
Sports Hub Acquisition [Member]
Note Payable – Bank, $3,250,000 principle, secured by assets of FCAC	1,169,629
Four Cubed Acquisition Company LLC [Member]
Note Payable – Bank, $3,250,000 principle, secured by assets of FCAC	$ 2,549,710